Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Common stock
Weighted average shares outstanding of common stock				1,785,218
Basic and diluted net income per share, Common stock				$ (0.04)
Redemption feature
Weighted average shares outstanding of common stock	7,727,686				7,716,804
Basic and diluted net income per share, Common stock	$ (0.02)				$ (0.16)
No redemption feature
Weighted average shares outstanding of common stock	2,227,054	1,437,500	1,437,500		2,013,230
Basic and diluted net income per share, Common stock	$ (0.08)	$ 0.00	$ 0.00		$ (0.16)